PROJECT ASSETS	12 Months Ended
Dec. 31, 2016
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

        Project assets consist of the following:

	At December 31, 2015	At December 31, 2016
	$	$
Project assets—Acquisition cost	2,220	38,298
Project assets—EPC and other cost	111,911	1,461,995

	114,131	1,500,293

Current portion	111,317	1,317,902
Non-current portion	2,814	182,391

        The Company recorded impairment charges and write-off for project assets of $2,311, nil and $2,952 for the years ended December 31, 2014, 2015 and 2016, respectively.